Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Geographic Information
Number of significant lines of business offered by company									1
Number of reportable segments									1
Geographic Information
Operating revenue	$ 492,986	$ 549,322	$ 484,551	$ 435,494	$ 433,975	$ 455,859	$ 395,015	$ 365,609	$ 1,962,353	$ 1,650,459	$ 1,310,093
Domestic
Geographic Information
Operating revenue									1,378,498	1,272,196	1,177,474
Pacific
Geographic Information
Operating revenue									$ 583,855	$ 378,263	$ 132,619